Note Payable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Note payable	$ 0	$ 15,729	$ 18,692	$ 9,000
Adriatica Note Payable Secured By Mixed Use Development Property
Debt Instrument [Line Items]
Note payable		3,142	10,842	0
Adriatica Note Payable To Finance An Additional Building
Debt Instrument [Line Items]
Note payable		337	350	0
Note Payable Due December 24, 2016
Debt Instrument [Line Items]
Note payable		6,000	7,500	9,000
Note Payable Due March 15, 2015
Debt Instrument [Line Items]
Note payable		$ 6,250	$ 0	$ 0